RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS - Tax Credits 3 (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current tax recoverable assets [Abstract]
Income tax - source	R$ 984,828	R$ 931,847
Offsetable PIS/PASEP/COFINS	175,923	78,470
ICMS recoverable	12,869	13,263
Others	42,641	42,627
Recoverable taxes	1,216,261	1,066,207
Noncurrent tax recoverable assets [Abstract]
ICMS recvoerable (a)	34,533	1,068,450
PIS/COFINS recoverable (a)	193,613	547,205
Others	37,659	19,487
Recoverable taxes	R$ 265,805	R$ 1,635,142